Risks and Uncertainties	12 Months Ended
Sep. 30, 2025
Risks and Uncertainties [Abstract]
Risks and Uncertainties

(14) Risks and Uncertainties

The Company’s operations are in Hong Kong. Accordingly, any changes in demand, economic and political developments and regulatory changes in the region will have an effect on the Company’s business, results of operations and financial condition.

Customer concentration risk

For the years ended September 30, 2025, 2024 and 2023, customers accounting for 10% or more of total revenues are as follows:

	2025		2024		2023
Customer		%		%		%
A	7,331,333	34.7	$15,458,421	43.4	-	-
B	4,042,798	19.1	6,738,937	18.9
C	3,759,910	17.8			5,554,474	11.0
D	-				5,748,637	11.4

For the years ended September 30, 2025, 2024 and 2023, customers accounting for 10% or more of accounts receivable are as follows:

	2025		2024		2023
Customer		%		%		%
E	-	-	2,041,922	19.5	-	-
F	-	-	1,985,869	18.9	-	-
G	-	-	1,979,011	18.9	-	-
A	-	-	1,844,322	17.6	-	-
H	-	-	1,185,300	11.3	-	-

Vendor concentration risk

For the years ended September 30, 2025, 2024 and 2023, the vendors which accounted for 10% or more of total purchases are as follows:

	2025		2024		2023
Vendor		%		%		%
A	$5,785,990	19.7	$-	-	-	-
B	4,903,050	16.7	-	-	$-	-
C	4,384,274	15.0	3,722,438	13.8	-	-
D	3,352,637	11.4	-	-	-	-
E	-	-	11,330,745	42.0	15,063,407	32.4
F	-	-	-	-	11,397,173	24.5
G	-	-	4,223,162	15.6	6,682,636	14.4